Business and asset acquisitions	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Business and asset acquisitions	Business and assets acquisitions
(a)Acquisition of Mid-West Wind Facilities
In 2019, The Empire District Electric Company ("Empire Electric System"), a wholly owned subsidiary of the Company, entered into purchase agreements to acquire, once completed, three wind farms generating up to 600 MW of wind energy located in Barton, Dade, Lawrence, and Jasper Counties in Missouri, and in Neosho County, Kansas (collectively, the “Mid-West Wind Facilities”).
In November 2019, Liberty Utilities Co., a wholly owned subsidiary of the Company, acquired an interest in the entities that own North Fork Ridge and Kings Point, the two Missouri wind projects and, in partnership with a third-party developer, continued development and construction of such projects until acquisition by the Empire Electric System following completion. The Company accounted for its interest in these two projects using the equity method (note 6(b)).
In November 2019, a tax equity agreement was executed for Neosho Ridge, the Kansas wind project and in December 2020, tax equity agreements were executed for North Fork Ridge and Kings Point. These agreements provide that the Class A partnership units will be owned by third-party tax equity investors who will receive the majority of the tax attributes associated with the Mid-West Wind Facilities. Concurrent with the execution of the tax equity agreements in December 2020, the North Fork Ridge Wind Facility reached commercial operation and the tax equity investors provided initial funding of $29,446. The Kings Point Wind and Neosho Ridge Wind Facilities reached commercial operation in 2021.
The Empire Electric System acquired each of the Mid-West Wind Facilities in 2021 for total consideration to third-party developers of $97,004 and obtained control of the facilities. Subsequent to acquisition, the tax equity investors provided additional funding of $530,880 and third-party construction loans of $789,923 were repaid. The Company accounted for these transactions as asset acquisitions since substantially all of the fair value of gross assets acquired is concentrated in a group of similar identifiable assets.
3.Business and assets acquisitions (continued)
(a)Acquisition of Mid-West Wind Facilities (continued)
The following table summarizes the allocation of the aggregate assets acquired and liabilities assumed at the acquisition dates.

Mid-West Wind
Working capital	$(28,630)
Property, plant and equipment	1,136,390
Long-term debt	(789,804)
Asset retirement obligation	(27,053)
Deferred tax liability	(2,969)
Other liabilities	(104,129)
Non-controlling interest (tax equity investors)	(29,141)
Total net assets acquired	154,664
Cash and cash equivalents	15,860
Net assets acquired, net of cash and cash equivalents	$138,804
(b)Altavista Solar Facility
Up to April 2021, the Company held a 50% interest in Altavista Solar SponsorCo, LLC, an entity that indirectly owns an 80 MW solar power facility located in Campbell County, Virginia. In April 2021, the Company acquired the remaining 50% interest in Altavista for $6,735 and as a result, obtained control of the facility. Subsequent to acquisition, the third-party construction loan of $122,024 was repaid. The Company accounted for the transaction as an asset acquisition since substantially all of the fair value of gross assets acquired is concentrated in a group of similar identifiable assets.
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date of the solar facility.

Altavista Solar
Working capital	$870
Property, plant and equipment	138,343
Long-term debt	(122,024)
Deferred tax liability	(421)
Asset retirement obligation	(3,332)
Total net assets acquired	13,436
Cash and cash equivalents	33
Net assets acquired, net of cash and cash equivalents	$13,403
(c)Maverick Creek Wind Facility and Sugar Creek Wind Facility
Up to January 2021, the Company held 50% equity interests in Maverick Creek Wind SponsorCo, LLC and AAGES Sugar Creek Wind, LLC (note 6). The two entities indirectly own 492 MW and 202 MW wind development projects in the state of Texas and Illinois ("Maverick Creek Wind Facility" and "Sugar Creek Wind Facility"), respectively. In January 2021, the Company acquired the remaining 50% interests in Maverick Creek Wind SponsorCo, LLC and AAGES Sugar Creek Wind, LLC for $43,797 and obtained control of the facilities. A portion of the consideration in an amount of $18,641 was withheld and remains payable as at June 30, 2021. The Company accounted for the transactions as asset acquisitions since substantially all of the fair value of gross assets acquired is concentrated in a group of similar identifiable assets.
3.Business and assets acquisitions (continued)
(c) Maverick Creek Wind Facility and Sugar Creek Wind Facility (continued)
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date of the two wind facilities. The existing loans between the Company and the partnerships of $87,035 were treated as additional consideration incurred to acquire the partnerships.

Maverick Creek and Sugar Creek
Working capital	$(15,557)
Property, plant and equipment	1,068,708
Long-term debt	(855,409)
Asset retirement obligation	(23,402)
Deferred tax liability	(6,431)
Derivative instruments	7,575
Total net assets acquired	175,484
Cash and cash equivalents	4,241
Net assets acquired, net of cash and cash equivalents	$171,243
Tax equity investors provided funding of $73,957 and $380,829 to the Sugar Creek Wind Facility and Maverick Creek Wind Facility, respectively, during the six months ended June 30, 2021 and third-party construction loans of $284,829 and $570,580, respectively, were repaid subsequent to the acquisition of the remaining 50% interests in the facilities.
(d)Acquisition of Empresa de Servicios Sanitarios de Los Lagos S.A.
The Company completed the acquisition of 94% of the outstanding shares of Empresa de Servicios Sanitarios de Los Lagos S.A. ("ESSAL") in October 2020 for a total purchase price of $162,086. During the six months ended June 30, 2021, adjustments were made to the fair value of accruals and long-term debt, resulting in a net increase of $3,183 (CLP2,534,109), net of tax, and increase in goodwill by the same amount.
In January 2021, the Company sold a 32% interest in Eco Acquisitionco SpA, the holding company through which AQN's interest in ESSAL is held, to a third party for consideration of $51,750. This represents an interest of 30% in the aggregate interest in ESSAL, which was reflected by a corresponding increase in non-controlling interest. This transaction resulted in no gain or loss. Following this transaction, AQN owns approximately 64% of the outstanding shares of ESSAL and continues to consolidate ESSAL's operations.